9. COMMITMENT AND CONTINCENCIES (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Commitments And Contincencies Details
2016	$ 3,644	$ 125,192
2017	3,770	96,024
2018	$ 3,896	13,783
Total		$ 234,999